UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07695)

Hennessy Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-966-4354

Date of fiscal year end:  October 31

Date of reporting period: June 30, 2009

Item 1. Proxy Voting Record.

Hennessy Cornestone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Enersys Inc.	7/17/2008	29275Y102	ENS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat appt. of Ernst & Youngs

Hennessy Cornestone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Dyncorp International	7/15/2008	26817C101	DCP

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Deloitte & Touche

Hennessy Cornestone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
McKesson Corporation	7/23/2008	58155Q103	MCK

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat appt. of Deloitte & Touche

Hennessy Cornestone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Stanley, Incorporated	8/13/2008	854532108	SXE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Deloitte & Touche

Hennessy Cornestone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Bristow Group Inc.	6/9/2008	110394103	BRS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat KPMG

Hennessy Cornestone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Archer-Daniels Midland	11/6/2008	39483102	SDM

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/stockholders
2. Rat appt. of Ernst & Young
3. Adopt stkhlders prop re global human rights
standards.

Hennessy Cornestone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Alpha Natural Res.	11/21/2008	02076X102	ANR

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Adoption of the agreement an dplan of	issuer
merger
2. Aprove adjournment of the special meeting.

Hennessy Cornestone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Constellation Energy Grp.	12/23/2008	210371100	CEG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Approve the merger of MEHC	issuer
2. Consider and vote on any prop to adjourn

Hennessy Cornestone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Pricesmart, Inc.	1/28/2009	741511109	PSMT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Approve an amendment to the 2001 Eq.
Participation
3. To approve an amendmet to the 2002
Eq. Paritcipation plan.

Hennessy Cornestone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Jacobs Engineering	1/22/2009	469814107	JEC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. To approve the amendment of 1989
employees tk purchase plan.
3. To approve the amendment fo the 1999
stock incentive plan.
4. To rat Ernst & Young

Hennessy Cornestone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Costco Wholesale	1/28/2009	22160K105	COST

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat selection of ind. Auditors

Hennessy Cornestone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Siemens AG	1/27/2009	826197501	SI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Appropriation of net income	issuer
2. Rat of the acts of managing board
3. Rat of the acts of the super. Board
4. Appt. of ind auditors
5. Acquistion and use of Siemens shs
6. Use of equity derivatives
7. Creation of an authorized captial 2009
8. Issue of convertible/warrant bonds
9. Adj. To the super. Board remuneration
10. Amendments to the Articles of Assoc.

Hennessy Cornestone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
MWI Veterinary Supply	2/11/2009	55402x 105	MWIV

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat appt. of Deloitte & Touche

Hennessy Cornerstone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Applied Signal Tech	3/18/2009	38237103	APSG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. amend the 1993 employee stk
purchase plan
3. Rat Ernst & Young

Hennessy Cornerstone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
L.G. Philips LCD	3/13/2009	50186 V102	LPL

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		A. To approve the non-consolidated papers	issuer
B. To approve the amendment of Art. Of Inc.
C. To approve the remuneration limit for
Directors 2009
D. Amendment to the reg of severance payment
to directors and executive officers.

Hennessy Cornerstone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
South Jersey Ind.	4/23/2009	838 518 108	SJI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Prop to amend the co. cert of inc.
3. Rat Deloitte & Touche

Hennessy Cornerstone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Insituform Technologies	4/22/2009	457667103	INSU

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Approve the 2009 Empl. Eq.
incentive plan
3. Rat Pricewaterhousecoopers

Hennessy Cornerstone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Odyssey RE Holding	4/22/2009	676 12W 108	ORH

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer

Hennessy Cornerstone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Nstar	4/30/2009	670 19E 107	NST

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat PricewaterhouseCoopers
3. Amend Section 53 of the Co. Declaration
of trust.

Hennessy Cornerstone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
First Bancorp	4/28/2009	318 672 102	FBP

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Vote on onon binding basis on the comp of
exe. Officers
3. Rat Pricewaterhousecoopers

Hennessy Cornerstone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Mantech International	5/14/2009	564 563 104	MANT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Deloitte & Touche

Hennessy Cornerstone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
VSE Corporation	5/5/2009	918 284 100	VSEC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Ernst & Young

Hennessy Cornerstone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Trex Company	5/6/2009	895 31P 105	TWP

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Ernst & Young

Hennessy Cornerstone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Panera Bread	5/21/2009	698 40W 108	PNRA

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Pricewaterhousecoopers

Hennessy Cornerstone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Granite Construction	5/15/2009	5981 0029 9290	GVA

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Prop to amend 1999 equity incentive plan
3. Rat Pricewaterhousecoopers

Hennessy Cornerstone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
EMS Technologies	5/1/2009	268 73N 108	EMS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat KPMG

Hennessy Cornerstone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Gentiva Health Ser.	5/14/2009	372 47A 102	GTIV

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Pricewaterhousecooopers
3. Apprvl of co. amended and restated 2004 eq. incentive plan

Hennessy Cornerstone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
CSG Systems Intl	5/19/2009	126 349 109	CSGS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat KPMG

Hennessy Cornerstone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
National Presto	5/19/2009	637 215 104	NPK

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer

Hennessy Cornerstone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
FGX International	5/20/2009	G3396L102	FGXI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat KPMG

Hennessy Cornerstone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Netflix, Inc.	5/28/2009	641 10L 106	NFLX

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat KPMG

Hennessy Cornerstone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
SXC Health Solutions	5/13/2009	785 05P 100	SXCI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. with respect to the apprvl of l/t incentive plan
3. with respect to the appt. of the co. proposed for appt.
in the proxy circular and proxy statement

Hennessy Cornerstone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Emergency Medical	5/19/2009	291 00P 102	EMG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Ernst & Young

Hennessy Cornerstone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
AAON, Incorp.	5/19/2009	000 360 206	AAON

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer

Hennessy Cornerstone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Carter's Incorp.	5/14/2009	146 229 109	CRI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Apprvl 2003 eq. incentive plan
3. Rat Pricewaterhousecoopers

Hennessy Cornerstone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Nelnet, Incorp.	5/20/2009	640 31N 108	NNI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat KPMG
3. Apprvl of an amendment to rest. Stock plan to
inc. the authorized number of shs of class a common stock

Hennessy Cornerstone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Nash-Finch Co.	5/20/2009	631 158 102	NAFC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Approve an amendment to our restated cert. of
inc. to permit skhldrs to remove directors with or without
cause by a majority vote.
3. Approve to eliminate adv. Notice of provisions for
director nominations from the restated cert of inc.
4. Consider and act upon a prop to approve 2009 incentive
award plan.
5. Consider and act upon prop to approve the perf incentive plan
6. Rat Ernst & Young
7. Tranact such other business

Hennessy Cornerstone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Michael Baker Corp	5/28/2009	057149 106	BKR

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer

Hennessy Cornerstone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Hot Topic	6/9/2009	441133108	HOTT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2.Approve 2006 equity incentive
plan
3. Rat Ernst & Young

Hennessy Cornerstone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
NCI, Incorporated	6/10/2009	628 86k 104	NCIT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Apprvl of 2005 perf incentive plan/amended.
3. Rat Ernst & Young

Hennessy Cornerstone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Stifel Financial	6/3/2009	860 630 102	SF

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Approve amendment to cert of inc.
3. Rat Ernst & Young

Hennessy Cornerstone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
World Fuel Serv.	5/29/2009	981 475 106	INT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Pricewaterhousecoopers
3. Approve amendment of 2006 omnibus plan

Hennessy Cornerstone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Amerisafe, Inc.	6/15/2009	030 71H 100	AMSF

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Ernst & Young

Hennessy Cornerstone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
SAIC Incorporated	6/19/2009	783 90X 101	SAI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Approve of prop to automatically convert each
share of the pref. to common stock
3. Rat Deloitte & Touche

Hennessy Cornerstone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Nas Finch Comp.	5/20/2009	631 158 102	NAFC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Approve eliminate adv notice provision for directors.
nominations from the restate cert of inc.
3. To approve stockholder to remove directors with
or without cause by a majority vote.
4. To consider prop to appr 2009 incentive plan
5. To consider perf. Incentive plan.
6. To rat Ernst & Young
7. Transact any other business

Hennessy Cornerstone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
The Ensign Group	5/20/2009	293 58P 101	ENSG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Deloitte & Touche
3. Rat 2007 omnibus incentive
plan.

Hennessy Cornerstone Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Dollar Tree Inc.	6/18/2009	256 746 108	DLTR

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Shareholder prop to eliminate classied
BOD

Hennessy Focus 30
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Triumph Group Inc.	7/24/2008	896818101	TGI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Apprvl of amendment cert. Of inc.
3. Rat Ernst & Young

Hennessy Focus 30
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Airgas, Incorporated	8/5/2008	9363102	ARG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat KPMG
3. Approve the executive bonus plan.

Hennessy Focus 30
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Triumph Group Inc.	7/24/2008	896818101	TGI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Apprvl of amendment cert. Of inc.
3. Rat appt. Ernst & Young

Hennessy Focus 30
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Autozone, Inc.	12/17/2008	53332102	AZO

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat of Ernst & Young as ind reg public
accounting firm 2009.

Hennessy Focus 30
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Sally Beauty Hldgs.	1/22/2009	79546 E104	SBH

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat KPMG as ind reg pub. a/cing.

Hennessy Focus 30
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Ralcorp Holdings	1/27/2009	7.51E+08	RAH

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat of Pricewaterhousecoopers

Hennessy Focus 30
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Arvinmeritor, Inc.	1/30/2009	433 531 01	ARM

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2.Appr. Of Deloitte & Touche as auditors

Hennessy Focus 30
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Greif, Incorporated	2/23/2009	397624A99	GEF

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer

Hennessy Focus 30
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Raymond James	2/19/2009	754 730 109	RJF

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. To rat. Appt of KPMG
3. T approv an amendment to the 2005
restricted stock plan
4. To approv an amendment to the 2003
employee stock purchase plan.

Hennessy Focus 30
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Piedmont Natural Gas	3/6/2009	720 186 105	RJF

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Deloitte & Touche
3. Apprvl of article of inc.

Hennessy Focus 30
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Tetra Tech, Inc.	2/26/2009	88162G 103	TTEK

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. To approv cert. Of inc to increase number
of authorized shs of common stock
3. Approve amendment of 2005 eq. Inc plan
4. To apprv exe. Comp plan.
5. To rat pricewaterhousecoopers

Hennessy Focus 30
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
A.O. Smith	4/14/2009	831 865 209	AOS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Prop to approv Ernst & Young
3. Aprop. Approve amendment to Inc. comp
plan

Hennessy Focus 30
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Owens & Minor, Inc.	4/24/2009	690 732 102	OMI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat KPMG

Hennessy Focus 30
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Snap-On Incorp.	4/23/2009	833 034 101	SNA

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Prop to rat deloitte & Touche

Hennessy Focus 30
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Teledyne Tech.	4/22/2009	879 360 105	TDY

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat appt. of ind. Reg pub. a/c firm

Hennessy Focus 30
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
A.O. Smith Corp.	4/14/2009	831 865 209	AOS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Prop to adopt the merger agreement	issuer
2. Adopt amended charter
3. Prop. To approve the stock issuance to
sico stockholders

Hennessy Focus 30
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Hub Group, Inc.	5/6/2009	443 320 106	HUBG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1.Directors	issuer

Hennessy Focus 30
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Pentair, Incorporation	4/30/2009	709 631 105	PNR

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Approve exec. Perf plan
3. Rat Deloitte & Young

Hennessy Focus 30
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Odyssey RE Holding	4/22/2009	676 12W 108	ORH

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer

Hennessy Focus 30
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Hanover Insurance Grp	5/12/2009	410 867 105	THG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Pricewaterhousecoopers
3. Approval of 2009 s/t incentive comp plan

Hennessy Focus 30
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Lifepoint Hospitals	5/12/2009	532 19L 109	LPNT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Ernst & Young
3. Reapproval of issusance of common stk
4. Reapproval of issuance of awards
5. Reapproval of co executive perf incentive plan
6. Transact such other business as may properly
come.

Hennessy Focus 30
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Mantech International	5/14/2009	564 563 104	MANT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Deloitte & Touche

Hennessy Focus 30
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Hawaiian Electric Ind.	5/5/2009	419 870 100	HE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat KPMG
3. To amend and restate the HEI articles of inc.

Hennessy Focus 30
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Tenet Healthcare	5/6/2009	880 33G 100	THC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Rat Deloitte & Touche
3. Shareholder prop:
re peer benchmarking of exe. Comp.

Hennessy Focus 30
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Panera Bread	5/21/2009	698 40W 108	PNRA

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Pricewaterhousecoopers

Hennessy Focus 30
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Lennox International	5/21/2009	526 107 107	LII

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat ind re pub a/c firm

Hennessy Focus 30
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Rent a center Inc.	5/14/2009	760 09N 100	RCII

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat reg in a/c firm

Hennessy Focus 30
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Hasbro, Incorporated	5/21/2009	418 056 107	HAS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Amend 2003 stlk incentive perf plan
3. Apprvl 2009 Senion mgmnt annual perf. Plan
4. Rat KPMG

Hennessy Focus 30
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Ross Stores, Inc.	5/20/2009	778 296 103	ROST

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Deloiotte & Touche

Hennessy Focus 30
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Aeropostalbe, Inc.	6/18/2009	007 865 108	ARO

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Deloitte & Touche

Hennessy Focus 30
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Stifel Fincl	6/3/2009	860 630 102	SF

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Prop cert of inc. amendment
3. Rat Ernst & Young

Hennessy Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Chunghwa Telecom	8/14/2008	17133Q304	CHT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1A. Approve the porp for ocnversion of the capital	issuer
surplus into capital increase of the co. and
issuance of new shares.
1B. To Approve the porp. For decrease in cash of
the company.

Hennessy Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Kookmin Bankj	8/25/2008	50049M109	CHT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Apprvl of stk transfer plan	issuer
2. Apprvl of amendment in method for outstanding
stock options.

Hennessy Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
National City Corp.	9/15/2008	635405103	NCC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Approve an amendment to cert. Of inc.	issuer
2. Approve the conversion of the contingent
convertible preferred stock.

Hennessy Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Diageo PLC	10/15/2008	14627800	DEO

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Re appointment auditor
3. Authority to allot relevant securities
4. Disapplication of pre-emption rights
5. Authority to purchase own ordinary shs.
6. Authority to make political donations/or to
incur political expenditure
7. Adoption of the Diageo perf. Share plan
8. Adoption of the Diageo sr. exe. Share opt plan
9. Authority to establish international share plans
10. Amendements to the articles of association.

Hennessy Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Lloyds TSB Group	11/19/2008	539439109	LYG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Authroise the acquistion of HBOS	issuer
2. To authorise the wiver by the panel in realtion to
the acquisition of share by HM Treasury
3. To increase the suthorised share capital of the
company and authorise the directors to allot the
new shares.
4. To approve a capitalisation of the companys
reserves.
5. Directors fees
6. To authorise a buyback of the pref. Shs to be
issued to HM Treasury
7. Direcotrs power to issue shares for chas
8. To change the name of the company

Hennessy Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Bank of America	12/5/2008	60505104	BAC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Aprop to approve the issuance of shs of BofA	issuer
2. Aprop. To apporve an amendment to 2003 Key Assoc. stock plan.
3. A prop. To adopt an amendment to the Bof A cert of inc.
4. A prop to approve the adjornment of the special
meeting.

Hennessy Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Sasaol limited	11/28/2008	803866300	SSL

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. To receive and consider the annual financial
statements of the company and of the group.
3. Ro re-appoint the auditors KPMG
4. To substitute the rights, privileges and conditions
attached to the Sasol preferred ordinary shs.
5. To authorise directors to approve a general
repurchase of the company's ordinary shs
6. To approve the revised annual emoluments
payable by the company.
10. To authorise any director, committee or the
secretary to do all things necessary to give effect
to special resolutions 1, 2, & 3.

Hennessy Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
National City Corp	12/23/2008	635405103	NCC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Adopt the agreement and plan of merger with	issuer
PNC Fincl.
2. Approve the adjournment of the special meeting.

Hennessy Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Wachovia Corp	12/23/2008	929903102	WB

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. A proposal to approve the plan of merger	issuer
2. A proposal to approve the adjournment.

Hennessy Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
The PNC Financial	12/23/2008	693475105	PNC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Propl to approve issusance of common stock	issuer
2. A prop to approve the adjourn. Of special mtg.
of shareholders.

Hennessy Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Morgan Stanley	2/9/2009	617446448	MS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. To approve the conversion terms	issuer
2. To approve the adjournment of special meeting.

Hennessy Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
The Hartford Fincl	3/26/2009	416515104	HIG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. To approve conversion terms	issuer

Hennessy Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
GeneralElectric	4/22/2009	369604103	GE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholders
2. Rat KPMG
Shareholder props:
3. Cumulative voting
4. Exe. Comp. advisory vote
5. Ind. Study regarding breaking up of GE
6. Dividend policy
7. Votes on golden parachutes.

Hennessy Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Rio Tinto PLC	4/15/2009	767 204 100	RTP

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. re appt. Pricewaterhousecooper
3. inc auth share capital
4.non ex directos fees
5. aut. To allot relevant securites for cas
6. Notice period for genl meeting
7. auth. To pay scrip dividiends
8. adoption and amend of articles of assoc.

Hennessy Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
BP P.L. C.	4/16/2009	055 622 104	BP

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rec directos annual report and accounts
3. Approve the directors remuneration report
4. re appt Ernst & Young
5. Special resoltuion:give ltd. Authorith fo the
purchase of its own shares by the company
6. To give limited authority to allot shares up to
a specified amount
7. Special resoluton: to give authority to allot
a lmtd. Number of shs for cash free of preemption rites
8. special resolution: to authorize the calling of general
meetings

Hennessy Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
B B & T Corp.	4/28/2009	054 937 107	BBT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholders
2. approve amendments to the corporation 2004
stock incentive plan
3.Approve advisory prop. Re. overall pay for
perf. Exe. Comp program
4. To rat. Pricewaterhousecoopers
5. To approve sharehldr prop: re maj voting
in director elections.

Hennessy Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
HSBC Holdings	3/19/2009	404 280 406	HBC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
RECEIVED PROXY LATE-MAR. 23, 2009

Hennessy Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Merck & Co., Inc.	4/28/2009	014 627 800	MRK

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholders
2. Rat ind reg publi a/c firm 2009
3. Prop amend restated cert. of inc.
Shareholder props:
4. prop concerning special meeting
5. prop concerning ind lead director
6. prop concerning an advisory vote on exe. Comp.
7. Bylaw requiring ind. Chariman

Hennessy Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Textron Inc.	4/22/2009	883 203 101	TXT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat ind reg pub a/cing firm

Hennessy Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Weyerhaeuser	4/16/2009	962 166 104	WY

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Approval on an advisroy basis of the appt. of auditors
Shareholder prop:
the chairman position
to adopt simple majority vote

Hennessy Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Daimler corporation	4/8/2009	D16 68R123	DAI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1.Resol. The allocation of unaprpriated profit	issuer
2. Reso. Rat of BOM
3. Resl rat super. Board action
4. Resol the appt. of auditors
5. Resol authoriazation for the ao to acquire shs
6. Resol authorization to use derivative fincl inst.
7. Direcotrs
8. Resol. On the apprvl of an enterprise agrmnt
9. Resol on chg the period of notice fo reg.
10. Resol on the cancellatin of aproved capital I

Hennessy Cor. Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
General Electric	4/22/2009	014 154 800	GE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholders
2. Rat KPMG
Shreholder props:
Cumulative voting
Executive comp advisory vote
Ind. Study regarding break up GE
Dividend Policy
Golden parachutes

Hennessy Cor. Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
U S Bancorp	4/21/2009	902 973 304	USB

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Ernst & Young
3. Advisory vote to approve exe. Comp program

Hennessy Cor. Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Bank of America	4/29/2009	60505104	BAC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholders
2. Rat ind reg publ a/c firm 2009
3. An advisory vote approving exec. Comp
Shareholder prop:
disclosure of Government Employment
Advisory vote on Exec. Comp
Cumulative voting
special stkhldr meetings
ind board chairman
predatory credit card lending practices
adoption of principels for health care
limits on exec comp.

Hennessy Cor. Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Pfizer Incorporation	4/23/2009	717081103	PFE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholders
2. Rat KPMG
3. Prop. To approve 2004 stok plan
Shareholder props:
regarding stock options
regarding cumulative voting
regarding special shareholder meetings.

Hennessy Cor. Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Verizon Comm.	5/7/2009	92343V104	VZ

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholders
2. Rat Ernst & Youngs
3. Advisory vote related to exe. Comp
4. Approval of l/t incentive plan
5. Approval s/t incentive plan
shareholder props:
prohibit granting stock options
ability to call special meeting
separate offices of chairman and CEO
cumulative voting
approval of benefits paid after death

Hennessy Cor. Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
E.I. Du Pont	4/29/2009	263534109	DD

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholders
2. Rat ind. Reg. pubic a/cing firm
Shareholder props:
say on executive pay

Hennessy Cor. Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Deutsche Telekom	4/30/2009	251 566 105	DT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Resolution on the appropriation of net income	issuer
2. Resol. Of approval actions from board 2008
3. Posstponement of resol of actions
4. Resol of apptm of ind auditor 2009
5. Author. To acquire treasury shares
6. Election of supervisory board memebers
7. Reols of approval of agreements with interactive
media CCSP
8. Cxl of captial 2004 and creation of captial 2009
9. Cxl of captial 2006 and creation of captil 2009
10. Resol on amendment fo 15 of the art. Of inc.
11. Resol on amendment for 16 of the articles of inc.

Hennessy Cor. Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Bristol-Myers Sq.	5/5/2009	110 122 108	BMY

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Rat ind reg pub a/cing firm
Shareholder prop:
Executive comp disclosure
simple majority vote
special shareowner meetings
executive comp advisory vote

Hennessy Cornerstone Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Merck & Company	4/28/2009	589 331 107	MRK

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholders
2. Rat ind reg pub a/c ing firm
3. Prop to amend the restated certificate of Inc.
Shareholder prop:
concerning special shareholder meetings
concerning an independent lead director
concerning and advisory vote on executive comp.

Hennessy Cor Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Pfizer Incorporation	4/23/2009	717081103	PFE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholders
2. Rat KPMG
3. Prop. To approve 2004 stok plan
Shareholder props:
regarding stock options
regarding cumulative voting
regarding special shareholder meetings.

Hennessy Cor Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Morgan Stanley	4/29/2009	617 446 448	MS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholders
2. Rat Deloitte & Touche
3. Approve the comp of executives
4. Amend the 2007 Equity Incentive Comp pl.
Shareholder prop:
prop re special shareowner metings
regarding ind chair

Hennessy Cor Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Allianz SE	4/29/2009	018 805 101	AZ

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Appropration of net earnings	issuer
2. Approval of the actions of management board
3. Approval of the actions of the supervisory board
4. By elelction to th esupervisory board
5. Auth. To acquire and utilize treasury shs for other
6. Auth. To use derivative in connection with the acquistion of treasury shs.
7. Amendment to the statutes in accordance with 67 German stock
8. Other amendments to the statutes
9. Approval of control and profit transfer agreement

Hennessy Cor Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Dow Chemical	5/14/2009	260 543 103	DOW

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/stockholder
2. Rat appt. ind reg pub. a/cing firm
Stockholder prop:
cumulaitve voting
special meetings
executive stock retention
executive pay
environmental remediation in the midland are

Hennessy Cor Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Alcoa Inc.	5/8/2009	013 817 101	AA

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/stockholder
2. Rat ind. Auditor
3. to approve 2009 stock incentive plan
Shareholder prop:
simple majority vote

Hennessy Cor Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Sun Life Financial	5/21/2009	866 796 105	SLF

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/stockholder
2. Appt. of Deloitte & Touche
3. to approve 2009 stock incentive plan
Shareholder prop:
simple majority vote

Hennessy Cor Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Pitney Bowes Inc.	5/11/2009	866 796 105	SLF

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat audite committees selection of
Pricewaterhousecoopers

Hennessy Cor Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Reynolds American	5/6/2009	761 713 106	RAI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Apprvl of 2009 Omnibus inc. comp. plan
3. Rat KPMG
Shareholder prop:
on elimination of classified board
on food insecurity and tobacco use
on making future new and/or expanded brands
non-addictive
on human rights protocols for the co. and its suppliers

Hennessy Cor Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Starwood Hotels	5/6/2009	855 90A 401	HOT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Ernst & Young
3. to vote on such other business

Hennessy Cor Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Southern Copper Corp	4/30/2009	842 65V 105	PCU

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Deloitte & Touche

Hennessy Cor Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Masco Corporation	5/12/2009	574 599 106	MAS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Pricewaterhousecoopers
3. Prop to amend 2005 l/t stk incentive plan
4. Prop to terms of perf goals

Hennessy Cor Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
The Allstate	5/19/2009	020002 101	ALL

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Rat Deloitte & Touche
3. App. Term of annual exe. Incentive plan
4. App. 2009 equity incentive plan
Shareholder prop:
seeking th eright to call special shareholder meetings
seeking an advisory resolution to ratify comp of the
named exe officers.
seeking to report on political contributions and payments

Hennessy Cor Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Harley Davidson	4/25/2009	412 822 108	HOG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. App 2009 incentive stock plan
3. Rat Ernst & Young
shareholder prop:
to reorganize the BOD into one class

Hennessy Cor Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
HSBC Holdings	5/22/2009	404 280 406	HBC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rec. report and accounts for 2008
3, Reappt the auditor at remuneration
4. To authorise the directors to allot shs
5. To disapply preemption rights
6. To authorise the company to purchase its own
ordinary shs.
7. To adopt new articles of association
8. Ao approve general meetings

Hennessy Cor Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Anadarko Petrol	5/19/2009	032 511 107	APC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat KPMG
3. Approval of restated certificate of Inc.

Hennessy Cor Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Newll Rubbermaid	5/5/2009	651 229 106	NWL

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Ernst & Young

Hennessy Cor Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
R.R Donnelley	5/21/2009	257 867 101	RRD

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Rat of the companys auditors
Stockholder props:
with respect to sustainable forestry report
with respect to special stockholder meetings

Hennessy Cor Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Altria Group, Inc.	5/19/2009	022 09S103	MO

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Rat selection of ind auditors
Shareholder prop:
making future and/or expanded brans non addictive
food insecurity and tobacco use
endorse health care principles
creat human rights protocols for co. and its suppliers
shareholder say on executive pay
disclosure of political contributions

Hennessy Cor Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Macy's Inc.	5/15/2009	556 16P 104	M

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Rat KPMG
3. Approve 2009 omnibus incentive comp plan
Shareholder prop:
re simple majority vote
re retention of equity comp

Hennessy Cor Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Arcelmormittal	5/12/2009	039 38L 104	MT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. App of the consolidated finls for 2008	Issuer
2. Appr of parent co annual a/cs for 2008
3. Allocation of results fincl year 2008
4. Determination of the dividend
5. Derterminaton of Directors comp/fees.
6. Discharge of Directors
7/8/9/10. Statutory elections of board
11. Renewal auth. BOD to acquire shs in co.
12. Appt of ind co auditor
13. Decision to grant BOD option to pay bonuses
14. Decision to authorise BOD to issue share options
15. Decision fo authorise the BOD to implement
the empl. Shs. Pur. Plan 2009
16. Decision torenew for 5/yr period the authorsed
share capital.

Hennessy Cor Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Limited Brands	5/28/2009	532 716 107	MT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat ind. Reg pub. a/cs
3. Prop to approve the 2009
stk option/perf. Incentive plan
4. Pop to amend certificate of inc. to provide for the
annual elelction of directors.

Hennessy Cor Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Hartford Financial	5/27/2009	416 515 104	HIG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat Deloitte & Touche
3. Mgmnt porp to amend the certificate of inc.
to increase the number of authorized shares of common stock

Hennessy Cor Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Total S. A.	5/15/2009	891 51E 109	TOT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		Approvals:	Issuer
parent company fincls statements
of consoliddated fincl statements
allocation of earnings, declaration of dividend
agreements covered by art. L 225-38 of the French comercial code
Commitments under Article L. 225-42 of French commerical code
Authorization for the board of Directors to trade shs of the stock
Directors
Amendments to Article 12 of the company art. Of assoc.
Amendments to the co. articles of association with the intent of disclosing individual allocations of stk options and restricted shs
For the purpose of amending to the articles of assoc. re a new procedure for selecting a shareholder employee as board member with a view to improving his or her representation and ind.
Authorization to grant restricted shs of the co. to all employees of the group

Hennessy Cor Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
International Paper	5/11/2009	460 146 103	IP

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat Deloitte & Touche
3. Prop to amend article I and article II of by laws
4. Prop to approve the incentive comp plan
5. Shareowner prop concerning sustainable forestry

Hennessy Cor Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
CNOOC Limtied	5/27/2009	460 146 103	CEO

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Rec. and consider audited statement of accounts	Issuer
together w/the report of the idrectos and ind auditors
2. Declare a final dividend for year end
3. Directors
4.Authorise BOD to fix remuneration of directors
5. To re-appt ind auditors
6. Grant genl madate to directos to repurchase shs
7. Grant genl madate to directors to allot, issue and
deal with addl shs in capital not ex. 20%
8. Extend Genl mandate granted to dirctors to allot,
issue and deal w/shs in capital fo co.
9. To approve resolution c.1 in relatin to the prop.
amendment to artice 85 of the art. Of asoc.

Hennessy Cor Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Taiwan Semiconductor	6/10/2009	14627800	TSM

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
Prop Resolutions:
to accept 2008 business report and fin'l statements
distribution of 2008 profits
the capitalization of 2008 dividends, emplyee prft shrg,
and capitla surplus
to revise internal policies and rules as follows:
Procedures fo lending funds to other parties
procedures for endorsement and guarantee

Hennessy Cor Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Supervalu Inc.	6/25/2009	868 536 103	SVU

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat KPMG
Stockholdr prop:
re drugstore tobacco sales
re say on pay

Hennessy Cor Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Au Optronics	6/19/2009	002 255 107	2409.tw

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. To accept 2008 business report and financials	Issuer
2. To approve the prop for the distribution of profits
3. To approve the prop to the capital. Of 2008 stk
dividends and employee stk bonuses
4. To approve the prop fo rth ereivsions to articles of inc.
5. To approve the prop for the revisions to the handling procedures
6. To approve the prop for th erevisions to the rules of the election of directors.

Hennessy Cor Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Arcelormittal	6/17/2009	039 38L 104	MT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Hennessy Mutual Funds, Inc.

By (Signature and Title)*    /s/ Neil J. Hennessy
Neil J. Hennessy
Chief Executive Officer

Date              8/6/09